Earnings per share - Additional Information (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings per share [line items]
Shares excluded from the computation of diluted earnings per share	19,700,000	7,200,000	14,200,000
Treasury shares
Earnings per share [line items]
Ordinary shares in issue	70,489,953	70,489,953	70,748,100
Ordinary shares
Earnings per share [line items]
Ordinary shares in issue	1,141,427,296	1,224,459,550	1,296,080,242